Financial Assets at Amortised Cost	12 Months Ended
Dec. 31, 2024
Financial Assets at Amortised Cost [Abstract]
Financial Assets at Amortised Cost	FINANCIAL ASSETS AT AMORTISED COST
As of December 31, 2024 and 2023 the composition and balances are as follows:

	As of December 31,
	2024	2023
	MCh$	MCh$
Rights under repurchase agreements
Transactions with other domestic entities	153,087	–
Subtotal	153,087	–
Debt financial instruments
Chilean Central Bank and Government instruments	4,852,552	8,178,624
Foreign debt financial instruments	324,527	–
Expected credit loss allowance	(1,074)	(1,729)
Subtotal	5,176,005	8,176,895
Interbank loans
Foreign banks	31,282	68,438
Subtotal	31,282	68,438
Loans and account receivable from customers
Commercial loans	17,135,751	17,412,063
Mortgage loans	17,333,399	16,857,306
Consumer loans	5,630,722	5,324,088
Subtotal	40,099,872	39,593,457

Total	45,460,246	47,838,790
a.Debt financial instruments
The detail of the instruments classified as Debt instruments at amortised cost is as follows:

	As of December 31,
	2024	2023
	MCh$	MCh$
Chilean Central Bank and Government securities
Chilean Central Bank financial instruments	-	3,392,609
Chilean Treasury bonds and notes	4,852,552	4,786,015
Other Chilean government financial instruments	-	-
Subtotal	4,852,552	8,178,624
Foreign debt financial instruments
Other foreign debt financial instruments	324,527	-
Subtotal	324,527	-

Expected credit loss allowance	(1,074)	(1,729)

Total	5,176,005	8,176,895
NOTE 08 - FINANCIAL ASSETS AT AMORTISED COST, continued
The changes in the amortized value and the corresponding ECL as of December 31, 2024 is as follows:

	Stage1	Stage2	Stage3	TOTAL
Gross carrying amount at January 1, 2024	8,178,624	-	-	8,178,624
New financial assets purchased	5,945,707	-	-	5,945,707
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	(7,670,448)	-	-	(7,670,448)
Changes due to modifications not derecognised	(1,276,804)	-	-	(1,276,804)
Other adjustments	-	-	-	-
At December 31, 2024	5,177,079	-	-	5,177,079

	Stage1	Stage2	Stage3	TOTAL
ECL at January 1, 2024	1,729	-	-	1,729
New financial assets purchased	1,256	-	-	1,256
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	(1,621)	-	-	(1,621)
Changes due to modifications not derecognised	(290)	-	-	(290)
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2024	1,074	-	-	1,074
The changes in the amortized value and the corresponding ECL as of December 31, 2023 is as follows:

	Stage1	Stage2	Stage3	TOTAL
Gross carrying amount at January 1, 2023	4,868,485	-	-	4,868,485
New financial assets purchased	3,342,572	-	-	3,342,572
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	(96,900)	-	-	(96,900)
Changes due to modifications not derecognised	64,467	-	-	64,467
Other adjustments	-	-	-	-
At December 31, 2023	8,178,624	-	-	8,178,624

	Stage1	Stage2	Stage3	TOTAL
ECL at January 1, 2023	894	-	-	894
New financial assets purchased	706	-	-	706
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	(22)	-	-	(22)
Changes due to modifications not derecognised	151	-	-	151
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2023	1,729	-	-	1,729
NOTE 08 - FINANCIAL ASSETS AT AMORTISED COST, continued
b.Interbank Loans and Loans and account receivable from customers

	Assets before allowances				ECL allowance
As of December 31, 2024	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Net Assets
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Interbank loans
Foreign banks	31,283	-	-	31,283	1	-	-	1	31,282
Subtotal	31,283	-	-	31,283	1	-	-	1	31,282
Commercial loans
Commercial loans	11,129,607	1,128,481	1,111,355	13,369,443	61,045	57,949	460,787	579,781	12,789,662
Foreign trade loans	1,853,953	41,055	34,914	1,929,922	3,546	1,201	23,828	28,575	1,901,347
Checking accounts debtors	108,187	12,510	9,597	130,294	850	567	5,658	7,075	123,219
Credit card debtors	112,291	20,462	10,976	143,729	1,044	1,864	6,265	9,173	134,556
Factoring transactions	1,034,642	2,547	8,359	1,045,548	373	26	3,807	4,206	1,041,342
Leasing transactions	905,745	121,789	49,982	1,077,516	4,480	8,260	24,171	36,911	1,040,605
Student loans	21,301	7,421	9,524	38,246	584	1,339	6,650	8,573	29,673
Other loans and accounts receivable	66,371	5,951	14,134	86,456	1,384	950	8,775	11,109	75,347
Subtotal	15,232,097	1,340,216	1,248,841	17,821,154	73,306	72,156	539,941	685,403	17,135,751
Mortgage loans
Loans with mortgage finance bonds	3	1	29	33	-	-	9	9	24
Endorsable mortgage mutual loans	322	91	41	454	1	3	8	12	442
Mortgage mutual financed with mortgage bonds	71,502	10,885	3,264	85,651	36	315	741	1,092	84,559
Other mortgage mutual loans	14,632,127	1,923,310	840,641	17,396,078	10,260	59,668	153,442	223,370	17,172,708
Other credit and account receivable	58,702	10,645	8,206	77,553	50	344	1,493	1,887	75,666
Subtotal	14,762,656	1,944,932	852,181	17,559,769	10,347	60,330	155,693	226,370	17,333,399
Consumer loans
Installment consumer loans	3,147,747	367,464	268,241	3,783,452	50,597	65,998	119,522	236,117	3,547,335
Checking account debtors	110,061	27,794	7,675	145,530	3,732	8,661	2,455	14,848	130,682
Credit card debtors	1,668,650	284,344	27,686	1,980,680	4,314	12,919	12,588	29,821	1,950,859
Leasing transactions	1,524	68	20	1,612	21	6	9	36	1,576
Other consumer loans	102	86	176	364	15	25	54	94	270
Subtotal	4,928,084	679,756	303,798	5,911,638	58,679	87,609	134,628	280,916	5,630,722

Total	34,954,120	3,964,904	2,404,820	41,323,844	142,333	220,095	830,262	1,192,690	40,131,154
During 2024, the Bank sold commercial loans, mortgage loans and leasing loans for MCh$172,403, MCh$79,626 and MCh$17,883, respectively, to unrelated Chilean financial entities. Additionally, on December 27, Santander Consumer Finance Limitada sold certain automotive loans to Fondo de Inversion Activa Estrategia Automotriz IV, for MCh$22,936, representing approximately 2% of Santander Consumer's loan portfolio.
NOTE 08 - FINANCIAL ASSETS AT AMORTISED COST, continued

	Assets before allowances				ECL allowance
As of December 31, 2023	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Net Assets
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Interbank loans
Foreign banks	68,440	-	-	68,440	2	-	-	2	68,438
Subtotal	68,440	-	-	68,440	2	-	-	2	68,438
Commercial loans
Commercial loans	11,065,756	1,147,185	1,023,496	13,236,437	48,647	54,103	453,245	555,995	12,680,442
Foreign trade loans	1,884,336	27,399	30,942	1,942,677	2,195	359	17,742	20,296	1,922,381
Checking accounts debtors	117,410	15,952	10,381	143,743	763	623	6,534	7,920	135,823
Credit card debtors	111,154	16,112	10,951	138,217	960	1,527	6,433	8,920	129,297
Factoring transactions	1,005,869	5,813	8,891	1,020,573	505	40	2,679	3,224	1,017,349
Leasing transactions	1,057,448	125,259	56,270	1,238,977	5,095	8,031	24,146	37,272	1,201,705
Student loans	26,795	10,178	10,111	47,084	831	2,031	7,154	10,016	37,068
Other loans and accounts receivable	280,658	5,169	18,122	303,949	2,585	921	12,445	15,951	287,998
Subtotal	15,549,426	1,353,067	1,169,164	18,071,657	61,581	67,635	530,378	659,594	17,412,063
Mortgage loans
Loans with mortgage finance bonds	396	14	64	474	1	2	16	19	455
Endorsable mortgage mutual loans	788	136	158	1,082	1	9	38	48	1,034
Mortgage mutual financed with mortgage bonds	77,289	10,335	3,136	90,760	43	405	718	1,166	89,594
Other mortgage mutual loans	14,496,439	1,693,324	716,227	16,905,990	8,567	52,650	152,295	213,512	16,692,478
Other credit and account receivable	60,811	9,376	4,946	75,133	39	305	1,044	1,388	73,745
Subtotal	14,635,723	1,713,185	724,531	17,073,439	8,651	53,371	154,111	216,133	16,857,306
Consumer loans
Installment consumer loans	2,974,147	478,315	256,422	3,708,884	51,401	71,048	113,566	236,015	3,472,869
Checking account debtors	111,901	31,647	7,406	150,954	1,713	969	2,423	5,105	145,849
Credit card debtors	1,424,125	279,997	31,667	1,735,789	4,216	11,813	16,820	32,849	1,702,940
Leasing transactions	1,911	142	29	2,082	86	18	10	114	1,968
Other consumer loans	72	175	394	641	13	49	117	179	462
Subtotal	4,512,156	790,276	295,918	5,598,350	57,429	83,897	132,936	274,262	5,324,088

Total	34,765,745	3,856,528	2,189,613	40,811,886	127,663	204,903	817,425	1,149,991	39,661,895
NOTE 08 - FINANCIAL ASSETS AT AMORTISED COST, continued
a.Interbank loans
The changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2024, is as follows:

	Stage 1		Stage 2		Stage 3
	Corporate	Other commercial	Corporate	Other commercial	Corporate	Other commercial	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2024	68,440	-	-	-	-	-	68,440
Transfers:
Transfers from stage 1 to stage 2	-	-	-	-	-	-	-
Transfers from stage 1 to stage 3	-	-	-	-	-	-	-
Transfers from stage 2 to stage 3	-	-	-	-	-	-	-
Transfers from stage 2 to stage 1	-	-	-	-	-	-	-
Transfers from stage 3 to stage 2	-	-	-	-	-	-	-
Transfers from stage 3 to stage 1	-	-	-	-	-	-	-
Net changes of financial assets	(37,704)	-	-	-	-	-	(37,704)
Write-off	-	-	-	-	-	-	-
Other adjustments	547	-	-	-	-	-	547
At December 31, 2024	31,283	-	-	-	-	-	31,283

	Stage 1		Stage 2		Stage 3
	Corporate	Other commercial	Corporate	Other commercial	Corporate	Other commercial	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2024	2	-	-	-	-	-	2
Transfers
Transfers from stage 1 to stage 2	-	-	-	-	-	-	-
Transfers from stage 1 to stage 3	-	-	-	-	-	-	-
Transfers from stage 2 to stage 3	-	-	-	-	-	-	-
Transfers from stage 2 to stage 1	-	-	-	-	-	-	-
Transfers from stage 3 to stage 2	-	-	-	-	-	-	-
Transfers from stage 3 to stage 1	-	-	-	-	-	-	-
Net changes of the exposure and modifications in credit risk	(1)	-	-	-	-	-	(1)
Write-off	-	-	-	-	-	-	-
Other adjustments	-	-	-	-	-	-	-
At December 31, 2024	1	-	-	-	-	-	1
NOTE 08 - FINANCIAL ASSETS AT AMORTISED COST, continued
The changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2023, is as follows:

	Stage 1		Stage 2		Stage 3
	Corporate	Other commercial	Corporate	Other commercial	Corporate	Other commercial	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2023	32,991	-	-	-	-	-	32,991
Transfers:
Transfers from stage 1 to stage 2	-	-	-	-	-	-	-
Transfers from stage 1 to stage 3	-	-	-	-	-	-	-
Transfers from stage 2 to stage 3	-	-	-	-	-	-	-
Transfers from stage 2 to stage 1	-	-	-	-	-	-	-
Transfers from stage 3 to stage 2	-	-	-	-	-	-	-
Transfers from stage 3 to stage 1	-	-	-	-	-	-	-
Net changes of financial assets	35,495	-	-	-	-	-	35,495
Write-off	-	-	-	-	-	-	-
Other adjustments	(46)	-	-	-	-	-	(46)
At December 31, 2023	68,440	-	-	-	-	-	68,440

	Stage 1		Stage 2		Stage 3
	Corporate	Other commercial	Corporate	Other commercial	Corporate	Other commercial	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2023	1	-	-	-	-	-	1
Transfers
Transfers from stage 1 to stage 2	-	-	-	-	-	-	-
Transfers from stage 1 to stage 3	-	-	-	-	-	-	-
Transfers from stage 2 to stage 3	-	-	-	-	-	-	-
Transfers from stage 2 to stage 1	-	-	-	-	-	-	-
Transfers from stage 3 to stage 2	-	-	-	-	-	-	-
Transfers from stage 3 to stage 1	-	-	-	-	-	-	-
Net changes of the exposure and modifications in credit risk	1	-	-	-	-	-	1
Write-off	-	-	-	-	-	-	-
Other adjustments	-	-	-	-	-	-	-
At December 31, 2023	2	-	-	-	-	-	2
NOTE 08 - FINANCIAL ASSETS AT AMORTISED COST, continued
b.Commercial loans
The changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2024, is as follows:

	Stage 1		Stage 2		Stage 3
	Corporate	Other commercial	Corporate	Other commercial	Corporate	Other commercial	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2024	11,174,092	4,375,334	866,764	486,303	722,900	446,264	18,071,657
Transfers:
Transfers from stage 1 to stage 2	(535,745)	(1,108,548)	535,745	1,108,548	-	-	-
Transfers from stage 1 to stage 3	(1,674)	(24,780)	0	0	1,674	24,780	-
Transfers from stage 2 to stage 3	-	-	(162,278)	(328,832)	162,278	328,832	-
Transfers from stage 2 to stage 1	238,276	802,344	(238,276)	(802,344)	-	-	-
Transfers from stage 3 to stage 2	-	-	15,818	161,388	(15,818)	(161,388)	-
Transfers from stage 3 to stage 1	-	(4,471)	-	-	-	4,471	-
Net changes of financial assets	356	326,487	(195,131)	(117,497)	2,469	(30,580)	(13,896)
Write-off	-	-	-	-	(113,299)	(124,000)	(237,299)
Other adjustments	35,381	(44,955)	(10,178)	20,186	(950)	1,208	692
At December 31, 2024	10,910,686	4,321,411	812,464	527,752	759,254	489,587	17,821,154

	Stage 1		Stage 2		Stage 3*
	Corporate	Other commercial	Corporate	Other commercial	Corporate	Other commercial	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2024	23,668	37,913	35,714	31,921	343,056	187,322	659,594
Transfers
Transfers from stage 1 to stage 2	(3,579)	(27,395)	11,418	90,547	-	-	70,991
Transfers from stage 1 to stage 3	(8)	(1,102)	0	0	212	4,967	4,069
Transfers from stage 2 to stage 3	-	-	(11,419)	(46,020)	54,694	102,745	100,000
Transfers from stage 2 to stage 1	1,261	8,777	(6,304)	(48,605)	-	-	(44,871)
Transfers from stage 3 to stage 2	-	-	3,132	15,908	(5,738)	(33,554)	(20,252)
Transfers from stage 3 to stage 1	-	(341)	-	-	-	1,538	1,197
Net changes of the exposure and modifications in credit risk	6,539	29,205	5,347	(9,481)	78,060	43,907	153,577
Write-off	-	-	-	-	(113,299)	(124,000)	(237,299)
Other adjustments	(1,617)	(15)	(566)	564	(162)	193	(1,603)
At December 31, 2024	26,264	47,042	37,322	34,834	356,823	183,118	685,403
*ECL allowance of corporate loans in stage 3, includes MCh$165,935 from cash flow discounted methodology.
NOTE 08 - FINANCIAL ASSETS AT AMORTISED COST, continued
The changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2023, is as follows:

	Stage 1		Stage 2		Stage 3
	Corporate	Other commercial	Corporate	Other commercial	Corporate	Other commercial	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2023	10,885,781	4,258,677	1,192,595	229,571	683,368	434,597	17,684,589
Transfers:
Transfers from stage 1 to stage 2	(520,813)	(732,573)	520,813	732,573	-	-	-
Transfers from stage 1 to stage 3	(4,278)	(40,314)	-	-	4,278	40,314	-
Transfers from stage 2 to stage 3	-	-	(228,472)	(236,712)	228,472	236,712	-
Transfers from stage 2 to stage 1	505,152	353,714	(505,152)	(353,714)	-	-	-
Transfers from stage 3 to stage 2	-	-	93,978	144,542	(93,978)	(144,542)	-
Transfers from stage 3 to stage 1	44	10,951	-	-	(44)	(10,951)	-
Net changes of financial assets	297,075	528,353	(206,999)	(30,373)	(34,094)	(26,215)	527,747
Write-off	-	-	-	-	(65,102)	(82,530)	(147,632)
Other adjustments	11,131	(3,474)	1	416	-	(1,121)	6,953
At December 31, 2023	11,174,092	4,375,334	866,764	486,303	722,900	446,264	18,071,657

	Stage 1		Stage 2		Stage 3*
	Corporate	Other commercial	Corporate	Other commercial	Corporate	Other commercial	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2023	38,718	44,535	61,094	30,262	285,762	201,195	661,566
Transfers
Transfers from stage 1 to stage 2	(4,221)	(26,250)	11,509	81,669	-	-	62,707
Transfers from stage 1 to stage 3	(23)	(1,759)	-	-	1,723	6,896	6,837
Transfers from stage 2 to stage 3	-	-	(19,808)	(40,855)	88,874	66,626	94,837
Transfers from stage 2 to stage 1	6,715	7,286	(16,407)	(50,448)	-	-	(52,854)
Transfers from stage 3 to stage 2	-	-	12,317	24,741	(19,752)	(37,198)	(19,892)
Transfers from stage 3 to stage 1	-	131	-	-	(12)	(1,209)	(1,090)
Net changes of the exposure and modifications in credit risk	(17,720)	17,065	(12,984)	(13,112)	51,564	37,059	61,872
Write-off	-	-	-	-	(65,102)	(82,530)	(147,632)
Other adjustments	199	(3,095)	(7)	(336)	(1)	(3,517)	(6,757)
At December 31, 2023	23,668	37,913	35,714	31,921	343,056	187,322	659,594
*ECL allowance of corporate loans in stage 3, includes MCh$155,903 from cash flow discounted methodology.
NOTE 08 - FINANCIAL ASSETS AT AMORTISED COST, continued
c.Mortgage loans
The changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2024, is as follows:

	Stage1	Stage2	Stage3	TOTAL
	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2024	14,635,723	1,713,185	724,531	17,073,439
Transfers:
Transfers from stage 1 to stage 2	(3,369,333)	3,369,333	-	-
Transfers from stage 1 to stage 3	(35,377)	-	35,377	-
Transfers from stage 2 to stage 3	-	(628,525)	628,525	-
Transfers from stage 2 to stage 1	2,873,839	(2,873,839)	-	-
Transfers from stage 3 to stage 2	-	476,841	(476,841)	-
Transfers from stage 3 to stage 1	-	-	-	-
Net changes of financial assets	654,681	(112,062)	(15,611)	527,008
Write-off	-	-	(43,800)	(43,800)
Other adjustments	3,123	(1)	-	3,122
At December 31, 2024	14,762,656	1,944,932	852,181	17,559,769

	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2024	8,651	53,371	154,111	216,133
Transfers
Transfers from stage 1 to stage 2	(6,317)	82,155	-	75,838
Transfers from stage 1 to stage 3	(152)	-	2,088	1,936
Transfers from stage 2 to stage 3	-	(31,271)	69,241	37,970
Transfers from stage 2 to stage 1	6,727	(72,900)	-	(66,173)
Transfers from stage 3 to stage 2	-	39,601	(82,961)	(43,360)
Transfers from stage 3 to stage 1	-	-	-	-
Net changes of the exposure and modifications in credit risk	1,438	(10,626)	57,014	47,826
Write-off	-	-	(43,800)	(43,800)
Other adjustments	-	-	-	-
At December 31, 2024	10,347	60,330	155,693	226,370
NOTE 08 - FINANCIAL ASSETS AT AMORTISED COST, continued
The changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2023, is as follows:

	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2023	14,672,080	367,467	689,462	15,729,009
Transfers:
Transfers from stage 1 to stage 2	(2,265,541)	2,265,541	-	-
Transfers from stage 1 to stage 3	(108,610)	-	108,610	-
Transfers from stage 2 to stage 3	-	(397,175)	397,175	-
Transfers from stage 2 to stage 1	936,562	(936,562)	-	-
Transfers from stage 3 to stage 2	-	419,626	(419,626)	-
Transfers from stage 3 to stage 1	20,596		(20,596)	-
Net changes of financial assets	1,377,161	(5,294)	7,851	1,379,718
Write-off	-		(38,193)	(38,193)
Other adjustments	3,475	(418)	(152)	2,905
At December 31, 2023	14,635,723	1,713,185	724,531	17,073,439

	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2023	19,388	10,462	132,906	162,756
Transfers
Transfers from stage 1 to stage 2	(12,382)	58,302	-	45,920
Transfers from stage 1 to stage 3	(848)	-	6,813	5,965
Transfers from stage 2 to stage 3	-	(18,422)	35,303	16,881
Transfers from stage 2 to stage 1	6,893	(57,982)	-	(51,089)
Transfers from stage 3 to stage 2	-	58,566	(71,378)	(12,812)
Transfers from stage 3 to stage 1	135	-	(1,414)	(1,279)
Net changes of the exposure and modifications in credit risk	(4,536)	2,490	90,071	88,025
Write-off	-	-	(38,193)	(38,193)
Other adjustments	1	(45)	3	(41)
At December 31, 2023	8,651	53,371	154,111	216,133
NOTE 08 - FINANCIAL ASSETS AT AMORTISED COST, continued
d.Consumer loans
The changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2024, is as follows:

	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2024	4,512,156	790,276	295,918	5,598,350
Transfers:
Transfers from stage 1 to stage 2	(1,598,648)	1,598,648	-	-
Transfers from stage 1 to stage 3	(13,378)	-	13,378	-
Transfers from stage 2 to stage 3	-	(407,231)	407,231	-
Transfers from stage 2 to stage 1	1,120,827	(1,120,827)	-	-
Transfers from stage 3 to stage 2	-	56,750	(56,750)	-
Transfers from stage 3 to stage 1	(55,724)	-	55,724	-
Net changes of financial assets	962,821	(237,880)	(58,336)	666,605
Write-off	-	-	(353,290)	(353,290)
Other adjustments	30	20	(77)	(27)
At December 31, 2024	4,928,084	679,756	303,798	5,911,638

	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2024	57,429	83,897	132,936	274,262
Transfers:
Transfers from stage 1 to stage 2	(35,872)	147,854	-	111,982
Transfers from stage 1 to stage 3	(1,120)	-	2,084	964
Transfers from stage 2 to stage 3	-	(124,939)	176,595	51,656
Transfers from stage 2 to stage 1	14,080	(70,567)	-	(56,487)
Transfers from stage 3 to stage 2	-	13,209	(27,238)	(14,029)
Transfers from stage 3 to stage 1	(5,053)	-	16,613	11,560
Net changes of the exposure and modifications in the credit risk	29,215	38,155	186,928	254,298
Write-off	-	-	(353,290)	(353,290)
Other adjustments	-	-	-	-
At December 31, 2024	58,679	87,609	134,628	280,916
The changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2023, is as follows:

	Stage1	Stage2	Stage3	TOTAL
	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2023	4,826,096	217,866	238,850	5,282,812
Transfers:
Transfers from stage 1 to stage 2	(1,189,650)	1,189,650	-	-
Transfers from stage 1 to stage 3	(61,922)	-	61,922	-
Transfers from stage 2 to stage 3	-	(376,383)	376,383	-
Transfers from stage 2 to stage 1	282,491	(282,491)	-	-
Transfers from stage 3 to stage 2	-	82,015	(82,015)	-
Transfers from stage 3 to stage 1	3,629	-	(3,629)	-
Net changes of financial assets	651,516	(40,384)	(24,502)	586,630
Write-off	-	-	(271,123)	(271,123)
Other adjustments	(4)	3	32	31
At December 31, 2023	4,512,156	790,276	295,918	5,598,350
NOTE 08 - FINANCIAL ASSETS AT AMORTISED COST, continued

	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2023	94,203	73,973	160,768	328,944
Transfers:
Transfers from stage 1 to stage 2	(89,169)	198,290	-	109,121
Transfers from stage 1 to stage 3	(3,917)	-	9,723	5,806
Transfers from stage 2 to stage 3	-	(155,653)	225,902	70,249
Transfers from stage 2 to stage 1	15,328	(78,238)	-	(62,910)
Transfers from stage 3 to stage 2	-	33,946	(56,076)	(22,130)
Transfers from stage 3 to stage 1	521	-	(2,003)	(1,482)
Net changes of the exposure and modifications in the credit risk	40,463	11,580	65,730	117,773
Write-off	-	-	(271,123)	(271,123)
Other adjustments	-	(1)	15	14
At December 31, 2023	57,429	83,897	132,936	274,262
In November 2024, the Bank decided not to update the macro-economic information and scenarios, the main reason is that the macro-economic scenarios projected to 2027, compared to those of 2026, do not present diametrically different projections. Nevertheless, the Bank has updated significant increase in credit risk threshold (SICR), which resulting in a decrease in ECL allowance amounted of MCh$353.
After a re-evaluation of the required coverage for the overlay operations, based on recent learnings, the Bank has concluded that the necessary coverage for the same operations is less than what was maintained as of December 2023. As of December 31, 2024, the Bank maintains MCh$89,994 in residual overlays, to cover certain defaulted loans from mortgage and other commercial portfolios.

In the course of 2023, the Bank updated the macro-economic information and scenarios, resulting in an increase of ECL allowance of MCh$73,000, which were covered with post-model adjustment previously recorded. As of December 31, 2023 the Bank maintained MCh$93,614 in residual overlays, to face future macro-economic information and scenarios updates and to cover certain defaulted loans from mortgage and other commercial portfolios.